Remeasurement Items affecting operating profit - Assumptions (Details)	12 Months Ended
	Jun. 30, 2020 R / $ $ / gal $ / kJ $ / bbl R / T	Jun. 30, 2019 R / $ $ / gal $ / kJ $ / bbl R / T	Jun. 30, 2018 R / $ $ / gal $ / bbl R / T
Impairment assumptions
Long-term average crude oil price (Brent) (in USD/bbl)	59.69	71.17	73.91
Long-term average ethane price (nominal) (in US$/gal) | $ / gal	0.3279	0.3904	0.3742
Long-term average ammonia price (in Rand/ton) | R / T	4,664.32	4,258.54	5,807.46
Long-term average Southern African gas purchase price (real) | $ / kJ	0.000000071	0.0000000486
Long-term average refining margin (nominal)	9.43	10.16
Long-term average exchange rate (R/US$) | R / $	15.20	14.29	13.57
Future oil price period (in years)	5 years	5 years	5 years
Future exchange rate period (in years)	5 years	5 years	5 years
Future ethane price period (in years)	10 years	10 years	10 years
Minimum
Impairment assumptions
Period over which management has projected cash flows	5 years
South Africa
Impairment assumptions
Growth rate - long-term producer price index	5.50%	5.50%	5.50%
Weighted average cost of capital	14.22%	13.12%	12.71%
US
Impairment assumptions
Growth rate - long-term producer price index	2.00%	2.00%	2.00%
Weighted average cost of capital	7.66%	7.18%	7.56%
Europe
Impairment assumptions
Growth rate - long-term producer price index	2.00%	2.00%	2.00%
Europe | Minimum
Impairment assumptions
Weighted average cost of capital	7.66%	7.18%	7.68%
Europe | Maximum
Impairment assumptions
Weighted average cost of capital	9.79%	9.48%	9.35%